UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)

Bonds 119.6%
Argentina 0.3%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		1,890,000	136,999
0.739% **, 4/30/2013		48,750	46,125

(Cost $235,825)			183,124
Australia 3.4%
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	339,150
144A, 6.375%, 2/1/2016		640,000	643,200
144A, 6.875%, 4/1/2022		245,000	244,388
144A, 7.0%, 11/1/2015		1,040,000	1,066,000

(Cost $2,299,065)			2,292,738
Austria 0.3%
OGX Austria GmbH, 144A, 8.375%, 4/1/2022 (Cost $200,000)		200,000	167,000
Bermuda 3.4%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,298,217)		2,200,000	2,304,500
Brazil 16.1%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	444,125
144A, 5.9%, 1/16/2021		2,000,000	2,120,000
Banco Votorantim SA, 144A, 5.25%, 2/11/2016		2,000,000	2,050,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,353,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,614,525
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	4,386
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		200,000	216,500
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,980,067

(Cost $11,306,858)			10,782,603
British Virgin Islands 0.9%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (Cost $529,306)		530,000	571,715
Canada 3.8%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		930,000	934,650
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,293,750
MEG Energy Corp., 144A, 6.5%, 3/15/2021		75,000	77,812
Novelis, Inc., 8.375%, 12/15/2017		20,000	21,900
Videotron Ltd., 5.0%, 7/15/2022		230,000	240,350

(Cost $2,506,582)			2,568,462
Cayman Islands 4.1%
IPIC GMTN Ltd.:
144A, 3.75%, 3/1/2017		1,500,000	1,566,000
144A, 5.5%, 3/1/2022		500,000	559,000
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		410,000	408,442
Offshore Group Investments Ltd., 11.5%, 8/1/2015		10,000	11,000
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	224,987

(Cost $2,590,573)			2,769,429
Chile 3.6%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,627,285)		2,000,000	2,429,120
Croatia 4.7%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	289,464
144A, 6.375%, 3/24/2021		1,770,000	1,807,612
REG S, 6.625%, 7/14/2020		1,000,000	1,030,000

(Cost $3,034,015)			3,127,076
Dominican Republic 1.6%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,059,081)		1,000,000	1,088,500
El Salvador 0.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $591,081)		570,000	615,600
Germany 1.0%
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017 (Cost $631,170)		600,000	651,000
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $729,414)		720,000	806,400
Hong Kong 1.2%
Pacnet Ltd., 144A, 9.25%, 11/9/2015 (Cost $874,905)		850,000	826,625
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	515,625
Ireland 0.6%
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		200,000	214,250
144A, 9.125%, 10/15/2020		200,000	209,500

(Cost $418,420)			423,750
Japan 0.1%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	96,600
Kazakhstan 2.2%
KazMunayGaz National Co., Series 2, REG S, 9.125%, 7/2/2018 (Cost $1,068,457)		1,150,000	1,480,625
Lithuania 2.6%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,143,800
144A, 7.375%, 2/11/2020		500,000	611,250

(Cost $1,533,027)			1,755,050
Luxembourg 4.9%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	259,700
Alrosa Finance SA, 144A, 8.875%, 11/17/2014		100,000	110,875
APERAM, 144A, 7.375%, 4/1/2016		150,000	131,250
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	340,000	405,786
CHC Helicopter SA, 9.25%, 10/15/2020		125,000	127,500
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,266,525
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		280,000	299,600
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		140,000	145,600
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	539,915

(Cost $3,265,271)			3,286,751
Mexico 0.4%
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044 (Cost $214,037)		215,000	239,725
Netherlands 3.2%
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,152,310
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017	EUR	485,000	626,581
144A, 8.75%, 2/15/2019	EUR	100,000	131,653
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	160,000	213,597

(Cost $2,088,905)			2,124,141
Panama 0.6%
Republic of Panama, 6.7%, 1/26/2036 (Cost $282,750)		300,000	424,800
Peru 0.7%
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (Cost $420,000)		420,000	452,550
Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,924,172)		1,800,000	2,677,500
Poland 4.3%
Republic of Poland, 5.125%, 4/21/2021 (Cost $2,491,250)		2,500,000	2,868,750
Russia 6.5%
Russian Federation:
144A, 5.0%, 4/29/2020		2,500,000	2,835,000
REG S, 7.5%, 3/31/2030		1,231,650	1,528,847

(Cost $3,724,252)			4,363,847
Serbia 2.0%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		583,333	554,167
144A, 7.25%, 9/28/2021		760,000	771,400

(Cost $1,283,368)			1,325,567
Sweden 0.4%
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018 (Cost $256,413)	EUR	200,000	259,614
Turkey 2.1%
Akbank TAS, 144A, 5.125%, 7/22/2015 (Cost $1,403,745)		1,390,000	1,431,700
Ukraine 2.9%
Government of Ukraine:
REG S, 7.65%, 6/11/2013		1,000,000	995,000
144A, 7.95%, 2/23/2021		1,000,000	931,250

(Cost $2,050,913)			1,926,250
United States 21.7%
Ally Financial, Inc., 4.625%, 6/26/2015		460,000	474,606
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		45,000	39,150
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	542,500
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	11,325
Antero Resources Finance Corp., 7.25%, 8/1/2019		40,000	42,500
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		35,000	35,788
Arch Coal, Inc.:
7.0%, 6/15/2019		15,000	13,088
7.25%, 6/15/2021		25,000	21,625
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		35,000	36,181
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		10,000	9,750
Cablevision Systems Corp., 8.625%, 9/15/2017		500,000	571,250
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		200,000	129,500
Calpine Corp., 144A, 7.875%, 7/31/2020		185,000	208,587
CCO Holdings LLC, 7.25%, 10/30/2017		860,000	944,925
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		500,000	538,750
Chesapeake Energy Corp.:
6.125%, 2/15/2021		30,000	29,325
6.875%, 11/15/2020		30,000	29,700
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	528,750
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/2017		500,000	540,000
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		195,000	197,925
Cricket Communications, Inc., 7.75%, 10/15/2020		450,000	429,750
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	21,650
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,110,000	1,159,950
Ducommun, Inc., 9.75%, 7/15/2018		25,000	25,875
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		35,000	34,431
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		60,000	29,850
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		10,000	11,013
Equinix, Inc., 7.0%, 7/15/2021		35,000	38,938
Exopack Holding Corp., 10.0%, 6/1/2018		30,000	29,400
First Data Corp., 144A, 7.375%, 6/15/2019		55,000	57,406
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	78,937
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,065,857
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,325
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	654,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		70,000	74,900
HCA, Inc.:
6.5%, 2/15/2020		165,000	184,387
7.5%, 2/15/2022		120,000	134,700
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	33,150
International Lease Finance Corp.:
5.75%, 5/15/2016		15,000	15,622
6.25%, 5/15/2019		35,000	36,794
8.625%, 9/15/2015		500,000	563,750
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		80,000	79,696
Level 3 Financing, Inc., 8.125%, 7/1/2019		25,000	26,313
Meritor, Inc., 10.625%, 3/15/2018		500,000	520,625
MGM Resorts International:
7.625%, 1/15/2017		55,000	56,306
9.0%, 3/15/2020		500,000	556,875
National CineMedia LLC, 7.875%, 7/15/2021		35,000	37,713
NII Capital Corp., 7.625%, 4/1/2021		105,000	80,325
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	510,000
Nortek, Inc., 8.5%, 4/15/2021		115,000	118,450
Nuveen Investments, Inc., 10.5%, 11/15/2015		405,000	411,075
Oasis Petroleum, Inc., 7.25%, 2/1/2019		55,000	57,200
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		15,000	15,000
144A, 6.25%, 11/15/2021		20,000	19,750
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	347,344
Reynolds Group Issuer, Inc., 9.0%, 4/15/2019		110,000	111,925
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	500,625
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		15,000	15,375
United States Steel Corp., 7.375%, 4/1/2020		500,000	492,500
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	10,100
Visteon Corp., 6.75%, 4/15/2019		140,000	136,150
Vulcan Materials Co., 6.5%, 12/1/2016		75,000	79,500
Windstream Corp., 7.75%, 10/1/2021		650,000	695,500

(Cost $14,049,643)			14,526,257
Uruguay 7.1%
Republic of Uruguay, 7.875%, 1/15/2033 (PIK) (Cost $3,503,292)		3,080,000	4,750,900
Venezuela 6.0%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	343,375
Republic of Venezuela:
7.65%, 4/21/2025		900,000	642,600
10.75%, 9/19/2013		2,949,000	3,044,842

(Cost $3,970,189)			4,030,817

Total Bonds (Cost $75,066,481)			80,144,711
Loan Participations and Assignments 11.4%
Senior Loans 0.7%
Germany 0.1%
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019 (Cost $40,000)		40,000	40,022
United States 0.6%
Ineos U.S. Finance LLC, Term Loan, 6.5%, 5/4/2018 (Cost $403,019)		408,975	401,777
Sovereign Loans 10.7%
Russia 10.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,046,250
Gazprom OAO, 144A, 4.95%, 5/23/2016		420,000	443,591
Russian Agricultural Bank OJSC, REG S, 7.75%, 5/29/2018		1,370,000	1,608,038
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	217,400
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,535,625
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	517,895
144A, 6.875%, 5/29/2018		1,270,000	1,358,900

(Cost $6,428,706)			6,727,699
Ukraine 0.7%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $501,045)		500,000	463,125

Total Loan Participations and Assignments (Cost $7,372,770)			7,632,623
Preferred Security 0.4%
Cayman Islands
PHBS Ltd., 6.625%, 9/29/2015 (c) (Cost $277,500)		300,000	293,751

	Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Fixed Rate – 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	200,000	6,162
Fixed Rate – 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	600,000	17,651
Fixed Rate – 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	600,000	16,658

Total Call Options Purchased (Cost $68,670)		40,471

	Shares	Value ($)
Cash Equivalents 2.4%
Central Cash Management Fund, 0.14% (d) (Cost $1,616,511)	1,616,511	1,616,511

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $84,401,932) †	133.9	89,728,067
Notes Payable	(37.3)	(25,000,000)
Other Assets and Liabilities, Net	3.4	2,305,079

Net Assets	100.0	67,033,146

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,009,710	4,386

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

†
The cost for federal income tax purposes was $84,860,092.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $4,867,975.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,987,770 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,119,795.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2012, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	200,000	5/9/2016	6,800	(4,522)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	600,000	4/25/2016	22,200	(12,942)
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	600,000	4/20/2016	21,390	(12,235)
Total Call Options				50,390	(29,699)
Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	600,000	4/22/2013	8,220	(18,929)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	200,000	5/8/2013	3,200	(6,828)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	600,000	4/23/2013	11,280	(20,609)
Total Put Options				22,700	(46,366)
Total				73,090	(76,065)

(e)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2012 was $2,975.
As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,518,600	USD	1,914,279	8/2/2012	45,749	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	557,088	USD	871,564	8/2/2012	(1,865)	Citigroup, Inc.
EUR	234,800	USD	287,705	8/2/2012	(1,201)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(3,066)

Currency Abbreviations

EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$80,144,711	$—	$80,144,711
Loan Participations and Assignments	—	7,632,623	—	7,632,623
Preferred Security	—	293,751	—	293,751
Other Receivable***	—	—	873,432	873,432
Short-Term Investments(f)	1,616,511	—	—	1,616,511
Derivatives(g)	—	86,220	—	86,220
Total	$1,616,511	$88,157,305	$873,432	$90,647,249
Liabilities
Derivatives(g)	$—	$(79,131)	$—	$(79,131)
Total	$—	$(79,131)	$—	$(79,131)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:

Other Receivable***
Balance as of October 31, 2011	$—
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	873,432
Amortization premium/discount	—
Purchases	0
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2012	$873,432
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2012	$873,432

Transfers between price levels are recognized at the beginning of the reporting period.
***Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008.  Other receivable represents the fair value of this pending claim.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Options
Foreign Exchange Contracts	$42,683	$—
Interest Rate Contracts	$—	$(31,174)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012